Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
27	Commitments and contingencies
(a)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2022 the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.

(b)	Capital commitments

As of December 31, 2022 and 2021, the Group had no capital commitments.